Intangible Assets Other Than Goodwill - Schedule of Aggregate Amortization (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Year One	$ 5,581
Year Two	5,581
Year Three	5,588
Year Four	5,581
Year Five	5,581
Thereafter	67,871
Total	$ 95,783	$ 98,563